NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	Feb. 15, 2023	Feb. 14, 2023	Feb. 06, 2023	Feb. 03, 2023	Jan. 26, 2023	Dec. 01, 2022	Nov. 29, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 15, 2022	Aug. 26, 2022	May 23, 2022	Apr. 29, 2022	Apr. 22, 2022	Apr. 18, 2022	Jan. 05, 2022	Nov. 03, 2020	Oct. 30, 2019	Feb. 15, 2019	Aug. 23, 2018
Common Stock, Par Value	$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001					$ 0.001
Working capital deficit	$ 11,983,783	$ 12,426,060			$ 11,983,783		$ (4,186,155)
Accumulated deficit	(39,098,523)				(39,098,523)		(30,662,481)	$ (28,992,782)
Accounts receivable							3,802
Cash balances in financial institutions	250,000	250,000			250,000		250,000
Insured amounts accounts							$ 425,000
Preferred stock shares authorized																												50,000,000
Accumulated deficit	$ (39,098,523)	(38,217,948)			$ (39,098,523)
Common stock, shares authorized	2,000,000,000				2,000,000,000		950,000,000	950,000,000						2,000,000,000					2,000,000,000
Revenue from Football	$ 0	502			$ 9,180
Common stock selling price													$ 0.00045
Cost of goods sold	0	0			7,365
Net loss	372,904	(1,554,594)	$ (481,639)		(1,794,096)	$ (1,225,628)	$ (1,669,699)	$ (185,381)
Net cash used in operating activities					(2,039,660)	(318,920)	$ (780,693)	(213,518)
Net cash used in operating activities					$ 2,039,660
Additional short term financing description					Company announced that it had signed two Common Stock Purchase Agreements in the amount of $2,500,000 each or $5,000,000 combined		Form 1-A Regulation A Offering Statement was qualified by the Securities and Exchange Commission (“SEC”) for the sale of up to 125,000,000 shares of our $0.001 par value common stock at an initial price of $0.021 per share or up to $2,6250,000 of gross proceeds. The price was subsequently amended to reduce the price to $0.0168 per share. There is no minimum number of shares
Stockholders' deficit	$ (11,494,436)	$ (11,596,090)			$ (11,494,436)		$ (3,658,915)
Authorized shares reclassified as derivative liabilities	2,000,000,000	2,000,000,000			2,000,000,000
General and administrative expenses			$ 25,262	$ 37,374		$ 98,539
Authorized shares													2,000,000,000					2,000,000,000
Convertible shares													6,426,404,880					4,339,234,474
Initial value of conversion option liability, amount													$ 3,060,580					$ 3,004,560
Initial value of warrant derivative liability, amount													$ 4,680,013					$ 4,565,329
Gain from the change in fair value of conversion option liability	$ 1,898,594	$ 1,033,263			$ 1,898,594
Potential shares converted into common stocks													7,212,773,335					5,398,781,090
Gain from the change in fair value of warrant derivative , amount	$ 1,932,624	$ 1,605,672			1,932,624
Convertible, authorized shares limit													2,000,000,000					2,000,000,000
Football equipments							$ 518,133	$ 57,223													$ 10,910	$ 450,000
Note payable for football equipment																						$ 30,000
Amount rasied from offering					$ 66,375
Certificate of Incorporation [Member]
Amendment Description							Form 10-K, the Company had received $1,747,300 of gross proceeds from the sale of 86,180,949 shares of our $0.001 par value common stock. Included in the above amount are $40,000 of gross proceeds from the sale of 1,904,761 shares of our common stock that have not been processed by the transfer agent due to technical document issues.
Minimums [Member]
Common stock, shares authorized																								600,000,000	450,000,000	300,000,000	200,000,000
Estimated useful life							1 year
Maximums [Member]
Common stock, shares authorized																								950,000,000	600,000,000	450,000,000	300,000,000
Estimated useful life							7 years